OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

6. OTHER CURRENT ASSETS

The other current assets as of December 31, 2023 and 2022 consist of the following:

	December 31,	December 31,
	2023	2022
Staff advance	$436,145	268,446
Deposit	88,650	65,659
VAT recoverable	2,780	18,861
Receivable for disposal	-	28,997
Others	64,780	4,991
Subtotal	592,355	386,954
Less: allowance for credit losses	(126,875)	-
Total of other current assets	$465,480	386,954

	December 31,	December 31,
	2023	2022
Balance as of the beginning of year	$-	-
Additions charged to bad debt expense	116,402	-
Translation adjustments	10,473	-
Balance as of the end of year	$126,875	-